Concentration of Revenues and Cost of Revenue (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	56.63%	39.26%	75.27%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	34.56%	45.42%	54.22%
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	40.51%	39.80%	38.37%
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Concentration of Revenues and Cost of Revenue [Line Items]
Concentration risk percentage	26.77%	38.50%	29.59%